August 1, 2012

VIA EDGAR

Securities and Exchange Commission
Investment Company Division
100 F. Street, N.E.
Washington, DC 20549

Attention:      Office of Filings, Information & Consumer Services

                    Re:Henderson Global Funds (the “Trust”)
                    (File Nos. 333-62270 and 811-10399)

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus for the Class A, Class C and Class I Shares of the Henderson Dividend & Income Builder Fund and the Statement of Additional Information do not differ from those contained in Post-Effective Amendment No. 64 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (Amendment No. 66 under the Investment Company Act of 1940, as amended).  The Amendment was filed electronically on July 27, 2012 (Accession # 0000891804-12-000948).

If you have any questions concerning this filing, you may contact me at (617) 662-3969.

Very truly yours,

/s/ Francine S. Hayes

Francine S. Hayes
Vice President and Managing Counsel

cc:           C. Yarbrough